Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Income and Expenses [Table Text Block]
The following table presents by segment, certain items within Operating and maintenance expenses and Selling, general, and administrative expenses in the Consolidated Statement of Income:

	Transmission & Gulf of Mexico	Northeast G&P	West	Gas & NGL Marketing Services	Other
	(Millions)
2020
Income related to benefit policy change	$(22)	$(9)	$(9)	$—	$—
2019
Severance and related costs	39	7	10	—	1